UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                              Form 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   300 Junior Achievement Drive
           Suite 301
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Todd B. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

      /s/ Todd B. Martin            Elkhart, IN          August 7, 2006
   --------------------------    ------------------     --------------------
           [Signature]             [City, State]               [Date]

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     22 items

Form 13F Information Table Value Total:     $331,520
                                            in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]    None

                                                        Form 13F Information Table


Name of Issuer           Title   CUSIP        Value    Shrs or   SH    Put/   Investment   Other      Sole      Shared   None
                         of                   (x$1000) par amt   PRN   Call   Discretion   Managers
                         Class
AMERICAN EXPRESS CO.     COM     025816109       818      15,375              Sole                       15,375
BERKSHIRE HATHAWAY - B   COM     084670207    28,349       9,316              Sole                        9,189             127
DOLLAR GENERAL           COM     256669102    44,162   3,158,968              Sole                    3,113,228          45,740
EMMIS COMM.CL A          COM     291525103    40,974   2,619,845              Sole                    2,581,646          38,199
FIFTH THIRD              COM     316773100    37,365   1,011,233              Sole                      991,188          20,045
GENERAL ELECTRIC         COM     369604103       442      13,400              Sole                       13,400
INTEL CORP.              COM     458140100       469      24,700              Sole                       24,700
JOHNSON & JOHNSON        COM     478160104       458       7,650              Sole                        7,650
LAMAR ADV.               COM     512815101    47,164     875,675              Sole                      866,725           8,950
MERCK & CO.              COM     589331107       364      10,000              Sole                       10,000
MERCURY GENERAL          COM     589400100    13,388     237,495              Sole                      236,163           1,332
MICROSOFT CORP.          COM     594918104       634      27,200              Sole                       26,950             250
MOHAWK INDUSTRIES, INC.  COM     608190104    23,969     340,711              Sole                      334,943           5,768
PEPSICO, INC.            COM     713448108       588       9,800              Sole                        9,800
SKYLINE CORPORATION      COM     830830105       466      10,900              Sole                       10,900
ST. JOSEPH
  CAPITAL CORPORATION    COM     790595102     1,996      69,000              Sole                       61,550           7,450
SYSCO CORP.              COM     871829107    24,944     816,240              Sole                      803,745          12,495
TJX COS., INC.           COM     872540109    16,362     715,750              Sole                      703,605          12,145
WAL MART STORES          COM     931142103    28,747     596,783              Sole                      587,388           9,395
WALGREEN CO.             COM     931422109    19,279     429,960              Sole                      423,095           6,865
WALT DISNEY              COM     254687106       318      10,600              Sole                       10,600
WYETH                    COM     983024100       262       5,900              Sole                        5,900